Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based On:
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Total Pre-Tax
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	Profit
	PEO(1)	to PEO(2)	NEOs(1)	NEOs(2)	Return(3)	Return(4)	(thousands)(5)	(thousands)(6)
Year	($)	($)	($)	($)	($)	($)	($)	($)
2022	7,760,204	9,213,035	2,629,526	2,960,216	187.47	212.33	368.599	498,917
2021	8,393,601	6,163,785	2,220,844	905,146	173.43	224.30	356.565	482,485
2020	5,475,195	14,029,693	1,791,259	3,926,358	195.81	170.39	266.756	362,716

(1)   The dollar amounts reported in these columns are (i) the amounts of total compensation reported for Mr. Rollins for each corresponding year he served as the Company’s Chief Executive Officer in the “Total” column of the Summary Compensation Table,” and (ii) the average of the amounts reported for the Company’s remaining NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of the remaining NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	All Other NEOs
2022	Jerry E. Gahlhoff, Jr., Kenneth D. Krause, Julie K. Bimmerman, John F. Wilson and Elizabeth B. Chandler
2021	Jerry E. Gahlhoff, Jr., Eddie P. Northen, Julie K. Bimmerman, John F. Wilson and Elizabeth B. Chandler
2020	Jerry E. Gahlhoff, Jr., Eddie P. Northen, John F. Wilson and Elizabeth B. Chandler

(2)   The amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Rollins, and on average, to all other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rollins or to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rollins’ total compensation, and to the average total compensation for the other NEOs as a group, for each year to determine the compensation actually paid:

	2022		2021		2020
		Average		Average		Average
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	7,760,204	2,629,526	8,393,601	2,220,844	5,475,195	1,791,259
Subtraction of Stock Awards	(3,564,000)	(1,224,687)	(4,458,000)	(1,129,360)	(2,846,575)	(786,940)
Addition of Year-End Equity Value	4,384,800	1,426,419	4,105,200	834,724	4,541,888	1,255,612
Change in Fair Value of Stock Awards granted in Prior Year	827,616	147,338	(1,758,348)	(283,712)	6,399,417	1,560,923
Addition of Fair Value of Stock Awards that were granted and vested in the same FY(a)	-	-	-	-	-	-
Change in Fair Value of Stock Awards granted during any prior FY that met the vesting conditions as of the end of the applicable FY	(399,921)	(62,357)	(321,024)	(64,051)	308,943	74,124
Subtraction of Stock Awards that failed to meet the vesting conditions	-	-	-	(708,066)	-	-
Subtraction of Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit and Pension Plans	-	-	-	-	(10,385)	(9,177)
Addition of dividends or other earnings paid during applicable FY prior to vesting date	204,336	43,977	202,356	34,767	161,210	40,557
Compensation Actually Paid ($)	9,213,035	2,960,216	6,163,785	905,146	14,029,693	3,926,358

(a)   No stock awards that were granted to the PEO or any other NEO during the fiscal years ended on December 31, 2022, 2021 or 2020, vested in the same fiscal year.

(3)   The amounts reported in this column represents the Company’s total cumulative Total Shareholder Return (“TSR”) for the fiscal years ended December 31, 2022, 2021 and 2020. The Company’s total cumulative TSR is the total shareholder return calculated as the profit or loss from net share price change, over a given period, including reinvestment of dividends.

(4)   The amounts reported in this column represents the weighted Peer Group TSR (“Peer Group TSR”) for the fiscal years ended December 31, 2022, 2021 and 2020. The Peer Group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Commercial Services & Supplies Index.

(5)   The amounts reported in this column represent the amount of net income reflected in the Company’s audited financial statements for the fiscal years ended December 31, 2022, 2021 and 2020.

(6)   Pre-Tax Profit, which is calculated as consolidated income before taxes, represents the most important financial measure used by the Company to link compensation actually paid to its named executive officers for the fiscal years ended December 31, 2022, 2021 and 2020.

Company Selected Measure Name	Pre-Tax Profit
Named Executive Officers, Footnote [Text Block]

(1)   The dollar amounts reported in these columns are (i) the amounts of total compensation reported for Mr. Rollins for each corresponding year he served as the Company’s Chief Executive Officer in the “Total” column of the Summary Compensation Table,” and (ii) the average of the amounts reported for the Company’s remaining NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of the remaining NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	All Other NEOs
2022	Jerry E. Gahlhoff, Jr., Kenneth D. Krause, Julie K. Bimmerman, John F. Wilson and Elizabeth B. Chandler
2021	Jerry E. Gahlhoff, Jr., Eddie P. Northen, Julie K. Bimmerman, John F. Wilson and Elizabeth B. Chandler
2020	Jerry E. Gahlhoff, Jr., Eddie P. Northen, John F. Wilson and Elizabeth B. Chandler

Peer Group Issuers, Footnote [Text Block]

(4)   The amounts reported in this column represents the weighted Peer Group TSR (“Peer Group TSR”) for the fiscal years ended December 31, 2022, 2021 and 2020. The Peer Group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Commercial Services & Supplies Index.

PEO Total Compensation Amount	$ 7,760,204	$ 8,393,601	$ 5,475,195
PEO Actually Paid Compensation Amount	$ 9,213,035	6,163,785	14,029,693
Adjustment To PEO Compensation, Footnote [Text Block]

(2)   The amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Rollins, and on average, to all other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rollins or to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rollins’ total compensation, and to the average total compensation for the other NEOs as a group, for each year to determine the compensation actually paid:

	2022		2021		2020
		Average		Average		Average
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	7,760,204	2,629,526	8,393,601	2,220,844	5,475,195	1,791,259
Subtraction of Stock Awards	(3,564,000)	(1,224,687)	(4,458,000)	(1,129,360)	(2,846,575)	(786,940)
Addition of Year-End Equity Value	4,384,800	1,426,419	4,105,200	834,724	4,541,888	1,255,612
Change in Fair Value of Stock Awards granted in Prior Year	827,616	147,338	(1,758,348)	(283,712)	6,399,417	1,560,923
Addition of Fair Value of Stock Awards that were granted and vested in the same FY(a)	-	-	-	-	-	-
Change in Fair Value of Stock Awards granted during any prior FY that met the vesting conditions as of the end of the applicable FY	(399,921)	(62,357)	(321,024)	(64,051)	308,943	74,124
Subtraction of Stock Awards that failed to meet the vesting conditions	-	-	-	(708,066)	-	-
Subtraction of Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit and Pension Plans	-	-	-	-	(10,385)	(9,177)
Addition of dividends or other earnings paid during applicable FY prior to vesting date	204,336	43,977	202,356	34,767	161,210	40,557
Compensation Actually Paid ($)	9,213,035	2,960,216	6,163,785	905,146	14,029,693	3,926,358

(a)   No stock awards that were granted to the PEO or any other NEO during the fiscal years ended on December 31, 2022, 2021 or 2020, vested in the same fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,629,526	2,220,844	1,791,259
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,960,216	905,146	3,926,358
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)   The amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Rollins, and on average, to all other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rollins or to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rollins’ total compensation, and to the average total compensation for the other NEOs as a group, for each year to determine the compensation actually paid:

	2022		2021		2020
		Average		Average		Average
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	7,760,204	2,629,526	8,393,601	2,220,844	5,475,195	1,791,259
Subtraction of Stock Awards	(3,564,000)	(1,224,687)	(4,458,000)	(1,129,360)	(2,846,575)	(786,940)
Addition of Year-End Equity Value	4,384,800	1,426,419	4,105,200	834,724	4,541,888	1,255,612
Change in Fair Value of Stock Awards granted in Prior Year	827,616	147,338	(1,758,348)	(283,712)	6,399,417	1,560,923
Addition of Fair Value of Stock Awards that were granted and vested in the same FY(a)	-	-	-	-	-	-
Change in Fair Value of Stock Awards granted during any prior FY that met the vesting conditions as of the end of the applicable FY	(399,921)	(62,357)	(321,024)	(64,051)	308,943	74,124
Subtraction of Stock Awards that failed to meet the vesting conditions	-	-	-	(708,066)	-	-
Subtraction of Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit and Pension Plans	-	-	-	-	(10,385)	(9,177)
Addition of dividends or other earnings paid during applicable FY prior to vesting date	204,336	43,977	202,356	34,767	161,210	40,557
Compensation Actually Paid ($)	9,213,035	2,960,216	6,163,785	905,146	14,029,693	3,926,358

(a)   No stock awards that were granted to the PEO or any other NEO during the fiscal years ended on December 31, 2022, 2021 or 2020, vested in the same fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. Company and Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Pre-Tax Profit
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid vs. Company and Peer Group Total Shareholder Return
Tabular List [Table Text Block]

Financial Performance Measures

The following table lists (in no specific order) the most important financial performance measures used by the Company to link compensation actually paid to our NEOs in 2022 to the performance of the Company:

Revenue
Pre-Tax Profit
Stock Price

Total Shareholder Return Amount	$ 187.47	173.43	195.81
Peer Group Total Shareholder Return Amount	212.33	224.30	170.39
Net Income (Loss)	$ 368,599	$ 356,565	$ 266,756
Company Selected Measure Amount	498,917,000	482,485,000	362,716,000
PEO Name	Mr. Rollins
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Profit
Non-GAAP Measure Description [Text Block]

(6)   Pre-Tax Profit, which is calculated as consolidated income before taxes, represents the most important financial measure used by the Company to link compensation actually paid to its named executive officers for the fiscal years ended December 31, 2022, 2021 and 2020.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member]
Pay vs Performance Disclosure [Table]
Number Of Stock Awards Granted and Vested	$ 0	$ 0	$ 0
PEO [Member] | Subtraction of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,564,000)	(4,458,000)	(2,846,575)
PEO [Member] | Addition of Year-End Equity Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,384,800	4,105,200	4,541,888
PEO [Member] | Change in Fair Value of Stock Awards granted in Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	827,616	(1,758,348)	6,399,417
PEO [Member] | Change in Fair Value of Stock Awards granted during any prior FY that met the vesting conditions as of the end of the applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(399,921)	(321,024)	308,943
PEO [Member] | Subtraction of Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit and Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,385)
PEO [Member] | Addition of dividends or other earnings paid during applicable FY prior to vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	204,336	202,356	161,210
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Number Of Stock Awards Granted and Vested	0	0	0
Non-PEO NEO [Member] | Subtraction of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,224,687)	(1,129,360)	(786,940)
Non-PEO NEO [Member] | Addition of Year-End Equity Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,426,419	834,724	1,255,612
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards granted in Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	147,338	(283,712)	1,560,923
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards granted during any prior FY that met the vesting conditions as of the end of the applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,357)	(64,051)	74,124
Non-PEO NEO [Member] | Subtraction of Stock Awards that failed to meet the vesting conditions
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(708,066)
Non-PEO NEO [Member] | Subtraction of Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit and Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,177)
Non-PEO NEO [Member] | Addition of dividends or other earnings paid during applicable FY prior to vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 43,977	$ 34,767	$ 40,557